Loans, financing, debentures and hedge derivative financial instruments - Additional Information (Detail) $ in Thousands					12 Months Ended
	Jul. 13, 2020 BRL (R$)	Jun. 21, 2019 BRL (R$)	Jun. 06, 2019 BRL (R$)	Oct. 06, 2016 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2020 USD ($)	Jul. 13, 2020 USD ($)	Jun. 21, 2019 USD ($)	Jun. 06, 2019 USD ($)	Oct. 06, 2016 USD ($)
Summary of loans debentures and finance leases [line items]
Foreign currency - denominated loans					R$ 9,188,527,000		R$ 6,902,121,000
Financing guaranteed by collateral					75,251,000		73,536,000
Amount of guarantees and promissory notes					13,758,033,000		11,833,294,000
Collateral guarantees to secure letters of credits					129,139,000		293,509,000
Loans paid off in advance					2,795,002,000		R$ 2,644,704,000	R$ 3,710,718,000
Restricted Assets [member]
Summary of loans debentures and finance leases [line items]
Restriction on encumbrance of assets					R$ 779,505,000				$ 150,000
Percent restricted consolidated tangible assets					15.00%	15.00%
Ultrapar International S.A. [member]
Summary of loans debentures and finance leases [line items]
Interest rate	5.25%		5.25%	5.25%						5.25%		5.25%	5.25%
Notes to foreign market	R$ 1,818,845,000	R$ 1,039,340,000	R$ 2,598,350,000	R$ 3,897,525,000						$ 350,000	$ 200,000	$ 500,000	$ 750,000
Borrowings, maturity date	June 2029	October 2026	June 2029	October 2026
Issue percent of face value	99.994%		100.00%	98.097%
Northeast Constitutional Financing Fund [member]
Summary of loans debentures and finance leases [line items]
Interest rate					10.00%				10.00%
Discount on interest rate					15.00%	15.00%
Long term interest rate [member]
Summary of loans debentures and finance leases [line items]
Long term interest rate					4.55%				4.55%
Foreign loans [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Foreign currency - denominated loans					R$ 1,221,225,000				$ 235,000
Loans paid off in advance | $						$ 160,000
Floating interest rates in dollar change in foreign loan					104.1% of DI	104.1% of DI
Foreign loans [member] | Global petroleum products trading corporation [member]
Summary of loans debentures and finance leases [line items]
Foreign currency - denominated loans | $									$ 60,000
Borrowings, maturity date					June 22, 2020	June 22, 2020
Borrowings, adjustment to interest rate basis					2.00%				2.00%
Floating interest rates in dollar change in foreign loan					105.9% of DI	105.9% of DI
BNDES [member] | Subsidiaries [member]
Summary of loans debentures and finance leases [line items]
Loans paid off in advance					R$ 39,843,000
Debenture two [member]
Summary of loans debentures and finance leases [line items]
Borrowings					R$ 1,000,000
Final maturity					April 18, 2022	April 18, 2022
Payment of the face value					Lump sum at final maturity	Lump sum at final maturity
Payment of interest					Semiannually	Semiannually
Reprice					Not applicable	Not applicable
Floating interest rates in dollar change in foreign loan					95.0% of DI	95.0% of DI
Amount:					R$ 660,139,000
Debenture five [member]
Summary of loans debentures and finance leases [line items]
Borrowings					R$ 1,000,000
Final maturity					October 24, 2022	October 24, 2022
Payment of the face value					Lump sum at final maturity	Lump sum at final maturity
Payment of interest					Semiannually	Semiannually
Reprice					Not applicable	Not applicable
Floating interest rates in dollar change in foreign loan					95.0% of DI	95.0% of DI
Amount:					R$ 730,384,000
Debenture eight [member]
Summary of loans debentures and finance leases [line items]
Borrowings					R$ 1,000,000
Final maturity					December 18, 2023	December 18, 2023
Payment of the face value					Lump sum at final maturity	Lump sum at final maturity
Payment of interest					Semiannually	Semiannually
Reprice					Not applicable	Not applicable
Floating interest rates in dollar change in foreign loan					97.5% of DI	97.5% of DI
Amount:					R$ 660,000,000